Reporting entity (Details) - CubeBio Co., Ltd. [Member] - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of shares	52,815,475	52,815,475	52,815,475	52,294,475
Ownership (%)	100.00%	100.00%	100.00%	100.00%
Well Core Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Number of shares	12,110,698	12,110,698	12,110,698	12,110,698
Ownership (%)	22.93%	22.93%	22.93%	23.16%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Number of shares	3,793,400	3,833,400	3,833,400	3,933,400
Ownership (%)	7.18%	7.26%	7.26%	7.52%
Others [Member]
IfrsStatementLineItems [Line Items]
Number of shares	36,911,377	36,871,377	36,871,377	36,250,377
Ownership (%)	69.89%	69.81%	69.81%	69.32%